THE PARNASSUS INCOME TRUST
                                SemiAnnual Report
                                  June 30, 1998

                                                                  August 3, 1998
Dear Shareholder:

     Here is your semiannual report covering the first half of 1998. Below you'll find an analysis of each Fund in the Parnassus Income Trust. As you may recall, the investment objective of the old Balanced Portfolio was changed at the March shareholders meeting so it's now the Equity Income Fund.


                               EQUITY INCOME FUND

     As of June 30, 1998, the net asset value per share (NAV) of the Equity Income Fund was $20.73. Taking into account dividends paid, the total return for the first six months of the year was 1.81%. Since we changed the investment objective of the Fund during the first half of the year, it's hard to compare our return to similar funds. However, for the second quarter when the investment objective was the same as it is now, total return was a loss of 1.86%. The average equity income fund during the quarter lost 0.97% so we underperformed by a little less than 1%. Much of this 1% underperformance was due to costs incurred in changing the portfolio. Below is a table summarizing average annual total returns for the one, three and five-year periods as well as for the life of the Fund. All periods ended as of June 30, 1998.

          --------------------------------------------------
                                              Average Annual
          Equity Income Fund                   Total Return
          --------------------------------------------------
          One Year                                15.77%
          Three Years                             14.00%
          Five Years                              10.68%
          Since inception on 9/1/92               13.06%
          --------------------------------------------------

          Past performance is no guarantee of future returns. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     While we normally discuss the reasons for the Fund's performance in the semiannual reports, I'm going to take a different approach this time and instead talk about the changes and our future direction. The first change is that we will no longer have to have 25% bonds in the portfolio. As of June 30, we had sold off all the fixed-income securities. A second change is that we have greatly reduced the percentage of high-yielding utility stocks in the portfolio. Together, these two changes mean that the yield on the Fund will be substantially lower. For example, the Fund's SEC 30-day yield for April was 3.36% while the SEC 30-day yield for June was 1.55%. While substantially reduced, this yield is still above the 1.35% yield on the S&P 500.

     Chances are that our timing may be right in eliminating bonds from the portfolio. Interest rates on bonds are near their lowest point in a generation. As I write this report in mid-July, the yield on the 30-year bond is 5.61%. Although inflation remains low, the probability is that the next major move in rates will be up. When interest rates go up, the value of bonds goes down and should this happen, it would have hurt the NAV. Right now, I feel more comfortable without any bonds in the portfolio.

     While the yield for the Equity Income Fund will be less than that for the old Balanced Portfolio, our aim is to increase the total return by having a larger percentage of stocks with potential for substantial appreciation. I have also noticed that most shareholders do not take the quarterly dividend in cash, but rather reinvest it. This leads me to conclude that total return is more important than yield. In any case, for any shareholders that want a higher yield, they can invest in either of the other two funds of the Parnassus Income
Trust: the Fixed-Income Fund (SEC 30-day yield of 4.90% for June) or the California Tax-Exempt Fund (SEC 30-day yield of 4.10%).

     As you read through the financial statements, you will notice that the Equity Income Fund has many more companies than the Balanced Portfolio did. There are now around 130 companies in the portfolio and the number should stay around that level. We chose the 130 companies according to financial and social responsibility criteria. We also tried to construct the portfolio so that it would represent most sectors of the economy.

     There are not equal or even nearly equal positions in all the companies. We started out by giving each company a weight in the portfolio according to its market capitalization (stock price times number of shares outstanding). This meant that the bigger companies would have a bigger position in the portfolio and vice-versa. Once we arrived at these market capitalization targets, though, we adjusted up or down. For example, we might have reduced the percentage allocation of a very large company, but increased the percentage allocated to a smaller company. We also tried to overweight the stocks we considered undervalued and underweight the stocks we considered overvalued.

     Once we're fully invested, the turnover ratio of the portfolio should be low. This will help to keep expenses down and reduce taxes.

     At least 75% of the assets in the Equity Income Fund have to be invested in dividend-paying stocks. We also aim for a yield at least equal to that of the
S&P  500.  The   investment   objective  is  both  current  income  and  capital
appreciation.

     Because of the structure of the portfolio, the Fund should tend to move with the market averages. It should be much less volatile than The Parnassus Fund.

                                FIXED-INCOME FUND

     As of June 30, 1998, the net asset value per share (NAV) of the Fixed-Income Fund was $16.14. Taking into account dividends paid, total return for the six months ending June 30 was 3.15% compared to a return of 4.17% for the Lehman Government/Corporate Bond index and 3.78% for the average A-rated bond fund according to Lipper Analytical Services. The SEC 30-day yield for June was 4.90%. Below is a table summarizing average annual total returns for the one, three and five-year periods as well as for the life of the Fund. All periods ended as of June 30, 1998.
          ------------------------------------------------------
                                                  Average Annual
          Fixed-Income Fund                        Total Return
          ------------------------------------------------------
          One Year                                     10.64%
          Three Years                                   7.91%
          Five Years                                    6.75%
          Since inception on 9/1/92                     7.58%
          ------------------------------------------------------

          Past performance is no guarantee of future returns. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     We underperformed the average A-rated bond fund by 0.64% during the first half of the year. The main reason for this underperformance was because of our defensive stance. At the present time, half of our portfolio is in short-term money market instruments and the other half is in bonds with an average maturity of less than ten years. Since interest rates dropped during the period, this meant that bond funds with longer maturities had a capital gain because their value increases as interest rates decrease. (At the beginning of the year, the 30-year bond rate was 5.92% compared to 5.63% on June 30.)

     In addition to the capital gain, the average A-rated bond fund had a slightly higher current yield as well. This was because we decided to invest half our assets in short-term paper rather than longer-term bonds which pay a somewhat higher rate. For example, as of mid-July, the yield on the 30-year Treasury bond was 5.61%, the yield on the 10-year rate was 5.4% and the yield on the 6-month Treasury bill was 5.01%.

     As you can see, there's not a lot of difference in yields so there is not a lot of reward for going out further in maturity. The yield curve is said to be "flat" when there's not a lot of difference in yields of various maturities. When there is a lot of difference in yields of different maturities (say 1% or more), the yield curve is said to be "steep."

     Given the flat yield curve, we've chosen to keep our maturities short. Part of the reason is we don't feel the small yield increase is worth the risk of holding longer-term bonds.

     The other reason is that longer maturities are quite risky if interest rates jump up. Since bonds decline in market value when interest rates go up, there's risk involved in longer maturities. Since I expect the next move in interest rates to be upward, I have chosen to keep the portfolio liquid. If interest rates do increase, we'll buy more long-term bonds. In the meantime, I'm happy to keep the portfolio in a liquid position. As interest rates go higher, our maturities will get longer and the portfolio will become less liquid. In a sense, we're buying insurance by accepting somewhat lower yields for protection against a spike in interest rates. We're also in a position to take advantage of higher yields if and when they materialize.


                           CALIFORNIA TAX-EXEMPT FUND

     As of June 30, 1998, the net asset value per share (NAV) of the California Tax-Exempt Fund was $16.73. Taking into account dividends reinvested, the total return for the Fund was 2.37%. For the same period, the Lehman Municipal Bond index posted a return of 2.69% while the average California municipal bond fund gained 2.28% according to Lipper Analytical Services. Keep in mind that the Lehman index measures bond performance only and does not take into account fund expenses as do our Fund and the other California municipal bond funds. (Last year, our expenses amounted to 0.67%.) Below is a table summarizing average annual total returns for the one, three and five-year periods as well as for the life of the Fund. All periods ended as of June 30, 1998.

          ------------------------------------------------------
                                                  Average Annual
          California Tax-Exempt Fund                Total Return
          ------------------------------------------------------
          One Year                                       8.44%
          Three Years                                    8.11%
          Five Years                                     6.49%
          Since inception on 9/1/92                      7.17%
          ------------------------------------------------------

          Past performance is no guarantee of future returns. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Fund beat the average California municipal bond fund by 0.09%. We achieved this by keeping our expenses low and selecting the best maturities for our bonds. Right now, we're investing in bonds that are 15 years in maturity. This gives us adequate yield and a measure of safety in case interest rates should rise. A spike up in interest rates would hurt the value of a 30-year bond more than the value of a 15-year bond.

     Right now, inflation is low and there's no sign of any sharp increase in prices. However, interest rates are very low so rates could rise sometime this year. Because of this concern, I plan to keep the portfolio somewhat more liquid in the second half.

     David Pogran has resigned as portfolio manager of the California Tax-Exempt Fund to take a job as a senior analyst with Pacific Alliance Capital Management, the money management subsidiary of Union Bank of California. David was the portfolio manager of the California Tax-Exempt Fund since its inception in 1992 and he has given us many years of dedicated service. He is a person of high integrity and we will miss him. I will be taking over his job as portfolio manager.


                                  Yours truly,

                                Jerome L. Dodson
                                    President

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 1998 (UNAUDITED)

                                                  Percent of
   Shares    Common Stocks                        Net Assets        Market Value
--------------------------------------------------------------------------------
             AIR TRANSPORT
   1,500     Federal Express Corporation                0.2%        $     93,937
                                                                     -----------
             APPAREL
     800     Russell Athletic                                             24,200
     800     Liz Claiborne, Inc.                                          41,800
   2,000     Reebok International Ltd.                                    55,250
   1,000     St. John Knits                                               38,625
                                                                     -----------
             Total                                      0.4%             159,875
                                                                     -----------
             APPAREL RETAILING
   1,800     Gap, Inc. (The)                                             111,263
   4,000     Penny (J.C.) Company, Inc.                                  289,000
   2,500     Lands' End, Inc.                                             79,531
   1,100     Lillian Vernon Corporation                                   18,425
                                                                     -----------
             Total                                      1.2%             498,219
                                                                     -----------
             AUTO PARTS
   1,000     Bandag Corporation                                           39,687
   1,800     Cooper Tire & Rubber Co.                                     37,125
  15,000     Dana Corporation                                            802,500
     700     Modine Manufacturing Co.                                     24,238
                                                                     -----------
             Total                                      2.2%             903,550
                                                                     -----------
             BANKING
   5,800     Chase Manhattan                                             437,900
   3,000     Dime Bancorp                                                 89,813
   1,500     Golden West Financial                                       159,656
   8,000     Morgan (J.P.) & Co. Inc.                                    936,500
   6,000     Washington Mutual Inc.                                      260,250
   1,700     Wells Fargo & Company                                       625,600
                                                                     -----------
             Total                                      6.1%           2,509,719
                                                                     -----------
             BROADCASTING
   5,000     U S West Media Group                       0.5%             217,500
                                                                     -----------
             BUILDING MATERIALS
     900     Armstrong World Corp.                                        60,637
   3,000     Building Materials Holding Corp.                             41,438
   3,000     Apogee Enterprises, Inc.                                     45,938
   1,500     TJ International, Inc.                                       45,000
                                                                     -----------
             Total                                      0.5%             193,013
                                                                     -----------
             CHEMICALS
   3,800     Calgon Carbon                                          $     37,763
     600     Fuller (H.B.) Company                                        33,225
   2,000     Nalco Chemical Company                                       70,500
     600     Wellman, Inc.                                                13,650
                                                                     -----------
             Total                                      0.4%             155,138
                                                                     -----------
             COMPUTER SYSTEMS
  40,000     Compaq Computer Corp.                                     1,132,500
  24,000     Hewlett-Packard Company                                   1,423,500
   6,000     Quantum Corporation                                         124,125
   2,000     Stratus Computer, Inc.                                       50,375
  20,000     Western Digital Corporation                                 237,500
                                                                     -----------
             Total                                      7.2%           2,968,000
                                                                     -----------
             ELECTRONICS &
             SEMICONDUCTORS
  15,000     Applied Materials, Inc.                                     442,500
  10,000     Advanced Micro Devices, Inc.                                170,625
   6,000     Electro Scientific Industries                               189,000
 100,000     Helix Technology Corp.                                    1,500,000
  30,000     Intel Corporation                                         2,220,000
   9,000     LSI Logic Corporation                                       206,438
  10,000     Micron Technology, Inc.                                     246,875
                                                                     -----------
             Total                                     12.0%           4,975,438
                                                                     -----------
             ELECTRIC UTILITIES
  30,000     Black Hills Corporation                                     690,000
   1,000     CILCORP Inc.                                                 48,063
   1,000     Idaho Power Company                                          34,500
   5,000     LG&E Energy Corporation                                     135,312
  10,000     Washington Water Power                                      225,000
                                                                     -----------
             Total                                      2.7%           1,132,875
                                                                     -----------
             ELECTRONIC INSTRUMENTS
  10,000     Baldor Electric Company                                     244,375
   1,800     Perkin-Elmer Corporation                                    112,050
   2,200     Tektronix, Inc.                                              77,963
                                                                     -----------
             Total                                      1.1%             434,388
                                                                     -----------
             ENTERTAINMENT
  25,000     Cedar Fair                                 1.7%        $    690,624
                                                                     -----------
             FOOD RETAILERS
   5,800     Albertson's Inc.                           0.7%             300,150
                                                                     -----------
             HEALTH CARE SERVICES
   8,000     Humana Health Plans, Inc.                                   249,500
  24,000     Oxford Health Plans, Inc.                                   367,500
                                                                     -----------
             Total                                      1.5%             617,000
                                                                     -----------
             HOME APPLIANCES
   1,800     Maytag Corporation                                           88,650
   1,700     Whirlpool Corporation                                       116,875
                                                                     -----------
             Total                                      0.5%             205,525
                                                                     -----------
             HOME PRODUCTS
   1,400     Church & Dwight Co., Inc.                                    45,150
   3,000     Clorox Company                                              286,125
   2,400     Colgate-Palmolive Co.                                       211,200
                                                                     -----------
             Total                                      1.3%             542,475
                                                                     -----------
             HOUSEWARES
   1,900     Black & Decker Corporation                                  115,900
   3,500     Newell Company                                              173,250
   3,000     Rubbermaid Incorporated                                      99,000
                                                                     -----------
             Total                                      0.9%             388,150
                                                                     -----------
             INSURANCE
   3,000     Aetna, Inc.                                                 229,125
   3,500     American Int'l Group, Inc.                                  511,000
   3,000     Chubb Corporation                                           240,375
   7,500     CIGNA Corporation                                           517,500
   3,500     SAFECO Corporation                                          159,250
   3,800     St. Paul Companies, Inc.                                    159,363
   1,400     Transamerica Corporation                                    161,000
   3,500     UNUM Corporation                                            193,375
                                                                     -----------
             Total                                      5.3%           2,170,988
                                                                     -----------
             INSURANCE BROKERS
   3,450     Marsh & McLennan Co., Inc.                 0.5%        $    208,077
                                                                     -----------
             MACHINERY
   3,800     Cummins Engine Co., Inc.                                    194,750
   6,100     Deere & Company                                             322,538
                                                                     -----------
             Total                                      1.3%             517,288
                                                                     -----------
             MEDICAL EQUIPMENT
   3,000     Acuson Corporation                                           54,563
   1,200     Dentsply                                                     30,000
   3,000     Invacare Corporation                                         79,500
   2,600     Sunrise Medical Inc.                                         38,837
                                                                     -----------
             Total                                      0.5%             202,900
                                                                     -----------
             MISCELLANEOUS
  20,000     Chemed Corporation                                          681,250
  10,000     Jostens, Inc.                                               241,250
   4,000     Minnesota Mining & Mfg.                                     329,500
   2,500     Toro Company                                                 85,625
  10,000     WD 40 Company                                               272,500
                                                                     -----------
             Total                                      3.9%           1,610,125
                                                                     -----------
             NATURAL GAS
   2,500     AGL Resources Inc.                                           52,500
   2,500     Apache Corporation                                           78,750
   1,000     Connecticut Energy Corp.                                     27,812
  26,200     Energen Corporation                                         527,275
  10,000     Enron Corporation                                           540,625
   2,000     Equitable Resources, Inc.                                    61,000
  20,000     Keyspan Energy Corporation                                  600,000
   2,000     MCN Corporation                                              50,125
   5,000     New Jersey Resources                                        179,375
   5,000     Northwest Natural Gas Co.                                   139,687
  10,000     ONEOK Inc.                                                  398,125
   5,000     Peoples Energy Corporation                                  193,438
   5,000     UGI Corporation                                             125,313
   1,000     WICOR Inc.                                                   23,250
                                                                     -----------
             Total                                      7.3%           2,997,275
                                                                     -----------
             OFFICE EQUIPMENT
   1,000     Avery Dennison Corp.                                   $     53,750
   2,500     Herman Miller, Inc.                                          60,469
   4,000     Pitney Bowes Inc.                                           196,500
   2,700     Xerox Corporation                                           275,062
                                                                     -----------
             Total                                      1.4%             585,781
                                                                     -----------
             OIL
   9,500     Amoco Corporation                                           399,000
   5,000     Sun Company, Inc.                                           194,063
                                                                     -----------
             Total                                      1.4%             593,063
                                                                     -----------
             PACKAGED FOODS
  10,000     Campbell Soup Company                                       531,250
   1,500     General Mills Incorporated                                  102,375
   7,500     Heinz (H.J.) Company                                        420,938
   5,000     Kellogg Company                                             187,188
   2,900     Quaker Oats Company                                         158,774
                                                                     -----------
             Total                                      3.4%           1,400,525
                                                                     -----------
             PHARMACEUTICALS
   2,000     Johnson & Johnson                          0.4%             147,750
                                                                     -----------
             PHOTOGRAPHY
   5,700     Eastman Kodak                                               416,456
   2,500     Polaroid Corporation                                         89,063
                                                                     -----------
             Total                                      1.2%             505,519
                                                                     -----------
             PRINTING
   2,800     Donnelley (R.R.) & Sons Co.                0.3%             128,100
                                                                     -----------
             PUBLISHING
  1,000      Houghton Mifflin Company                   0.1%              31,874
                                                                     -----------
             RESTAURANTS
  70,000     Luby's Cafeterias, Inc.                    3.0%           1,229,374
                                                                     -----------
             RETAILING - GENERAL
   3,000     Dayton Hudson Corporation                               $   145,500
   3,800     Dollar General                                              150,338
   2,800     Nordstrom, Inc.                                             216,300
   3,000     Sears, Roebuck and Co.                                      183,562
                                                                     -----------
             Total                                      1.7%             695,700
                                                                     -----------
            SOFTWARE - SERVICES
  11,000    3Com Corporation                                             337,563
   3,000    Adobe Systems                                                127,313
   2,500    Autodesk, Inc.                                                96,562
  12,000    First Data                                                   397,500
                                                                     -----------
            Total                                       2.3%             958,938
                                                                     -----------

            SPECIALTY RETAILING
   2,000    Circuit City Stores, Inc.                                     93,750
   2,000    Claire's Stores, Inc.                                         41,000
  13,000    Gymboree Corporation                                         196,625
   1,000    Longs Drug Stores Corp.                                       28,938
   7,000    Toys "R" Us, Inc.                                            165,375
                                                                     -----------
            Total                                       1.3%             525,688
                                                                     -----------
            STEEL
   2,000    Nucor Corporation                           0.2%              92,000
                                                                     -----------
            TELECOMMUNICATIONS
   7,500    U S West Communications Group               0.9%             352,500
                                                                     -----------
            TRANSPORTATION
   2,500    Consolidated Freightways Corp.             0.1%               34,843
                                                                     -----------

            TOTAL COMMON STOCKS                       77.6%         $ 31,973,884
                                                                    ------------


 Principal  Community                               Percent of
    Amount  Development Loans                       Net Assets      Market Value
--------------------------------------------------------------------------------
$ 100,000   Boston Community Loan Fund                              $    100,000

  100,000   Cascadia Revolving Fund                                      100,000

  100,000   Institute for Community
            Economics Loan Fund                                          100,000

  100,000   Low Income Housing Fund                                      100,000
                                                                     -----------
            TOTAL COMMUNITY DEVELOPMENT LOANS           1.0%        $    400,000
                                                                     -----------

            TOTAL INVESTMENT IN SECURITIES
            (Cost $32,533,175)                          78.6%       $ 32,373,884
                                                                     -----------

                                            Percent of
Short-Term Investments                      Net Assets              Market Value
--------------------------------------------------------------------------------
Union Bank of California
Money Market Fund,
variable rate - 4.830%                                              $  1,053,608

Federal Home Loan Bank
Discount Note - 5.420%                                                 6,473,577

Goldman Sachs
Government Portfolio - 5.200%                                             49,808

Goldman Sachs
Treasury Portfolio - 5.200%                                               46,117
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS                   18.5%                $  7,623,110

TOTAL INVESTMENTS                              97.1%                  39,996,994

OTHER ASSETS AND LIABILITIES - NET              2.9%                   1,207,700
                                              ------                 -----------
Total Net Assets                              100.0%                $ 41,204,694
                                              ======                 ===========

   The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
Investments in securities, at market value
   (identified cost $32,533,175) (Note 1)                           $ 32,373,884
Temporary investments in short-term securities
   (at cost, which approximates market)                                7,623,110
Receivables:
 Securities sold                                                       1,908,795
   Dividends and interest                                                 83,231
 Capital shares sold                                                       9,043
Other assets                                                              16,487
                                                                     -----------
       Total assets                                                   42,014,550
                                                                     -----------
Liabilities:
Dividends payable                                                         37,037
Payable for securities purchased                                         768,970
Accounts payable and accrued expenses                                      3,849
                                                                     -----------
       Total liabilities                                                 809,856
                                                                     -----------
NET ASSETS (equivalent to $20.73
   per share based on 1,987,216.202
   shares of capital stock outstanding)                             $ 41,204,694
                                                                    ------------

Net assets consist of:
Undistributed net investment income                                 $     65,741
Unrealized depreciation on investments                                 (159,291)
 Undistributed net realized gain                                       5,494,926
Capital paid-in                                                       35,803,318
                                                                     -----------
       Total Net Assets                                             $ 41,204,694
                                                                     ===========

Computation of net asset value and offering price per share:
Net asset value and offering price per share
   ($41,204,694 divided by 1,987,216.202 shares)                    $      20.73
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
Dividends                                                          $    495,860
Interest                                                                422,709
                                                                    -----------
   Total investment income                                              918,569
                                                                    -----------
Expenses:
Investment advisory fees (Note 5)                                       149,432
Transfer agent fees (Note 5)                                             44,866
Fund administration expense (Note 5)                                     17,650
Reports to shareholders                                                  13,989
Registration fees and expenses                                            9,273
Professional fees                                                        10,433
Custody fees                                                              4,405
Trustee fees and expenses                                                 4,905
Other expenses                                                            4,985
   Subtotal of expenses before fee waiver                               259,938
                                                                    -----------
Fees waived by Parnassus Investments (Note 5)                          (48,077)
                                                                    -----------
   Total expenses                                                       211,861
                                                                    -----------
       Net Investment Income                                            706,708
                                                                    -----------
Realized and Unrealized Gain (Loss) on Investments:
Realized gain from security transactions:
   Proceeds from sales                                               33,270,113
   Cost of securities sold                                          (27,783,986)
                                                                    -----------
       Net realized gain                                              5,486,127
                                                                    -----------
Unrealized appreciation (depreciation) of investments:
   Beginning of year                                                  5,306,076
   End of period                                                       (159,291)
                                                                    -----------
       Unrealized depreciation during the year                       (5,465,367)
                                                                    -----------
Net Realized and Unrealized Gain on Investments                          20,760
                                                                    -----------

Net Increase in Net Assets Resulting from Operations               $    727,468
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1997

                                                    JUNE 30, 1998           1997
--------------------------------------------------------------------------------
From Operations:
Net investment income                               $    706,708    $  1,409,396
Net realized gain from security transactions           5,486,127       1,335,951
Net unrealized appreciation
   (depreciation) during the year                     (5,465,367)      3,820,624
                                                     -----------     -----------
Increase in net assets resulting from operations         727,468       6,565,971

Dividends to shareholders:
   From net investment income                           (639,505)    (1,407,411)
   From realized capital gains                                 0     (1,335,937)

Increase in Net Assets from
   Capital Share Transactions                          2,269,234       1,663,068
                                                     -----------     -----------
INCREASE IN NET ASSETS                                 2,357,197       5,485,691

Net Assets:
Beginning of year                                     38,847,497      33,361,806
                                                     -----------     -----------
End of period
   [including undistributed (distributions in
   excess of) net investment income of
   $65,741 in 1998 and $(1,462) in 1997]            $ 41,204,694    $ 38,847,497
                                                     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 1998 (UNAUDITED)

 Principal                                     Percent of
  Amount      Corporate Bonds                  Net Assets           Market Value
--------------------------------------------------------------------------------
              FINANCIAL SERVICES
$ 500,000     BankBoston Corporation
              Notes, 6.375%, due 03/25/08            4.8%           $    501,120
                                                                     -----------
              PHOTO EQUIPMENT
              AND SUPPLIES
  400,000     Polaroid Corporation
              Notes, 7.250%, due 01/15/07            4.0%                416,952
                                                                     -----------
              RETAIL
  500,000     The Gap, Inc.
              Notes, 6.900%, due 09/15/07                                522,695
  350,000     Reebok International Ltd.
              Notes, 6.750%, due 09/15/05                                349,860
  500,000     Sears, Roebuck and Co.
              Global Bond, 7.000%, due 06/15/07                          523,570
                                                                     -----------
              Total                                  13.5%             1,396,125
                                                                     -----------
              TOTAL CORPORATE BONDS                  22.3%          $  2,314,197
                                                                     -----------
 Principal    U.S. Government                      Percent of
  Amount      Agency Securities                    Net Assets       Market Value
--------------------------------------------------------------------------------
$ 500,000     Federal Home
              Loan Mortgage Corp.
              6.510%, due 01/08/07                                  $    522,835
  300,000     Federal National
              Mortgage Association
              6.720%, due 08/01/05                                       316,050
  850,000     Federal National
              Mortgage Association
              6.770%, due 09/01/05                                       898,442
  500,000     Federal National
              Mortgage Association
              6.140%, due 11/25/05                                       510,680
  450,000     Federal National
              Mortgage Association
              7.350%, due 03/28/05                                       488,682
                                                                     -----------
              TOTAL U.S. GOVERNMENT
              AGENCY SECURITIES                  26.4%              $  2,736,689
                                                                     -----------
              TOTAL INVESTMENTS IN SECURITIES
              (Cost $4,855,191)                  48.7%              $  5,050,886
                                                                     -----------

                                               Percent of
              Short-Term Investments           Net Assets           Market Value
--------------------------------------------------------------------------------
              Union Bank of California
              Money Market Fund,
              variable rate - 4.830%                                $    458,468

              Goldman Sachs
              Government Portfolio - 5.200%                              493,095

              Goldman Sachs
              Treasury Portfolio - 5.200%                                490,714

              Federal Farm Credit
              Discount Note - 5.370%                                   3,683,278
                                                                     -----------

              TOTAL SHORT-TERM INVESTMENTS             49.4%        $  5,125,555
                                                                     -----------

              TOTAL INVESTMENTS                        98.1%          10,176,441
                                                                     -----------
              OTHER ASSETS AND LIABILITIES - NET        1.9%             203,716
                                                      ------         -----------
              TOTAL NET ASSETS                        100.0%        $ 10,380,157
                                                      ======         ===========

   The accompanying notes are an integral part of these financial statements.

FIXED-INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
Investments in securities, at market value
   (identified cost $4,855,191) (Note 1)                            $  5,050,886
Temporary investments in short-term securities
   (at cost, which approximates market)                                5,125,555
Receivables:
 Interest                                                                109,564
Other assets                                                             114,728
                                                                     -----------
      Total assets                                                    10,400,733
                                                                     -----------
Liabilities:
Accounts payable and accrued expenses                                     20,576
                                                                     -----------
      Total liabilities                                                   20,576
                                                                     -----------
NET ASSETS (equivalent to $16.14
   per share based on 643,008.877
   shares of capital stock outstanding)                             $ 10,380,157
                                                                    ============

Net assets consist of:
Undistributed net investment income                                 $      5,095
Unrealized appreciation on investments                                   195,695
Accumulated net realized gain                                            249,012
Capital paid-in                                                        9,930,355
                                                                     -----------
      TOTAL NET ASSETS                                              $ 10,380,157
                                                                    ============

Computation of net asset value and offering price per share:
Net asset value and offering price per share
   ($10,380,157 divided by 643,008.877 shares)                      $      16.14
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

FIXED-INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
Interest                                                            $    281,634
                                                                     -----------
   Total investment income                                               281,634
                                                                     -----------

Expenses:
Investment advisory fees (Note 5)                                         24,494
Transfer agent fees (Note 5)                                              11,875
Fund administration expense (Note 5)                                       4,400
Reports to shareholders                                                    3,644
Registration fees and expenses                                             6,942
Professional fees                                                          3,515
Custody fees                                                                 446
Trustee fees and expenses                                                  1,224
Other expenses                                                             3,150
                                                                     -----------
   Subtotal of expenses before fee waiver                                 59,690
Fees waived by Parnassus Investments (Note 5)                           (19,596)
                                                                     -----------
   Total expenses                                                         40,094
                                                                     -----------
      Net Investment Income                                              241,540
                                                                     -----------
Realized and Unrealized Gain (Loss) on Investments:
Realized gain from security transactions:
   Proceeds from sales                                                 3,684,798
   Cost of securities sold                                           (3,434,128)
                                                                     -----------
      Net realized gain                                                  250,670
                                                                     -----------
Unrealized appreciation (depreciation) of investments:
   Beginning of year                                                     378,045
   End of period                                                         195,695
                                                                     -----------
      Unrealized depreciation during the year                          (182,350)
                                                                     -----------
Net Realized and Unrealized Loss on Investments                           68,320
                                                                     -----------

Net Increase in Net Assets Resulting from Operations                 $   309,860
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

FIXED-INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1997

                                                     JUNE 30, 1998       1997
                                                     -------------   -----------
From Operations:
Net investment income                                 $  241,540     $   505,980
Net realized gain from security transactions             250,670         108,669
Net unrealized appreciation
   (depreciation) during the year                       (182,350)        277,365
                                                     -------------   -----------
Increase in net assets resulting from operations         309,860         892,014

Dividends to shareholders:
   From net investment income                           (244,667)      (500,716)
   From realized capital gains                                 0        (43,607)

Increase in Net Assets from
   Capital Share Transactions                            631,475         952,103
                                                     -------------   -----------
INCREASE IN NET ASSETS                                   696,668       1,299,794

Net Assets:
Beginning of year                                      9,683,489       8,383,695
                                                     -------------   -----------
End of period
   (including undistributed
   net investment income of
   $5,095 in 1998 and
   $8,222 in 1997)                                 $  10,380,157    $  9,683,489
                                                     ============    ===========

   The accompanying notes are an integral part of these financial statements.

CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 1998 (UNAUDITED)

 Principal                                          Percent of
  Amount     Municipal Bonds                       Net Assets       Market Value
--------------------------------------------------------------------------------
             EDUCATION
$  50,000    State of California
             6.000%, due 01/01/21                                   $     54,429
  170,000    State of California
             6.125%, due 10/01/11                                        194,495
  250,000    California Education
             Facilities - California
             Institute of Technology
             6.000%, due 01/01/21                                        259,233
   95,000    California Public Works -
             University of California
             at San Diego Facilities
             7.375%, due 04/01/06                                        105,444
  100,000    California Public Works -
             Community College Projects
             5.500%, due 12/01/06                                        107,054
  130,000    California Public Works -
             University of California
             5.400%, due 06/01/08                                        139,113
  175,000    California Public Works -
             California State University
             6.200%, due 10/01/08                                        193,461
  300,000    Folsom School District
             5.650%, due 08/11/11                                        325,296
  100,000    Franklin-McKinsey
             School District
             5.600%, due 07/01/07                                        106,210
  100,000    Kern High School District
             5.600%, due 08/01/13                                        109,305
  100,000    Los Angeles Municipal
             Improvement -
             Central Library Projects
             5.200%, due 06/01/07                                        103,968
  250,000    Murrieta Valley Unified
             School District
             5.500%, due 09/01/10                                        265,075
  100,000    Natomas Unified School District
             5.750%, due 09/01/13                                        107,146

  300,000    Oakland General Obligation
             5.500%, due 12/15/11                                   $    321,309
  175,000    Palos Verdes California
             Library District
             5.000%, due 08/01/13                                        178,577
  110,000    Pasadena Recreational/
             Library Improvements
             5.750%, due 01/01/13                                        114,489
  130,000    Pomona Unified School District
             5.500%, due 08/01/11                                        141,736
  110,00     Santa Monica Unified School District
             5.400%, due 08/01/11                                        114,315
                                                                     -----------
             Total                                     41.4            2,940,655
                                                                     -----------
             HEALTH CARE
  200,000    California Health
             Facilities-Cedar Sinai Medical Center
             5.125%, due 08/01/17                                        199,990
  60,000     California Health
             Facilities-Feedback Foundation
             6.500%, due 12/01/22                                         65,353
                                                                     -----------
             Total                                      3.7%             265,343
                                                                     -----------
             PUBLIC
             TRANSPORTATION
  250,000    Los Angeles Metro Transit Authority
             5.000%, due 07/01/13                                        252,000
  110,000    San Diego Mass Transit Authority
             5.000%, due 06/01/07                                        113,948
  125,000    San Francisco Bay Area Rapid Transit
             5.650%, due 07/01/10                                        133,334
                                                                     -----------
             Total                                      7.0%             499,282
                                                                     -----------
             HOUSING
  205,000    Belmont Redevelopment Agency
             6.400%, due 08/01/09                                   $    225,894
   55,000    California Housing
             Finance - Multi-Family
             6.750%, due 02/01/09                                         55,092
  100,000    Glendale Redevelopment Agency
             5.500%, due 12/01/12                                        104,863
  275,000    Los Angeles Community Redevelopment
             5.000%, due 07/01/13                                        276,356

  275,000    Pasadena Community Development
             6.000%, due 08/01/14                                        296,337
  175,000    San Jose Redevelopment Agency
             6.000%, due 08/01/15                                        197,969
  200,000    University Of California Housing
             5.500%, due 11/01/10                                        211,024
                                                                     -----------
             Total                                          19.2%      1,367,535
                                                                     -----------
             INFRASTRUCTURE
             IMPROVEMENTS
   90,000    East Bay Municipal
             Utility District
             6.000%, due 06/01/20                                         95,723
  150,000    Los Angeles City
             General Obligation
             5.250%, due 09/01/11                                        154,365
  200,000    Los Angeles Wastewater System
             5.500%, due 06/01/12                                        209,170
  200,000    Pomona Public Financing Authority
             6.000%, due 10/01/06                                        225,692
                                                                     -----------
             Total                                           9.6%        684,950
                                                                     -----------
             ENVIRONMENT
   80,000    Burbank Waste Disposal
             5.300%, due 05/01/09                                     $   82,745
   75,000    California Pollution Control
             North County Recycling Center
             6.750%, due 07/01/17                                         83,519
  125,000    California Public Works -
             Energy Efficiency
             5.250%, due 05/01/08                                        131,019
  150,000    East Bay Regional Park
             5.000%, due 09/01/14                                        150,049
  315,000    Los Angeles City Public Works - Parks
             5.500%, due 10/01/12                                        334,417
   35,000    Midpeninsula Regional
             Open Space District
             6.250%, due 07/01/08                                         37,954
                                                                     -----------
             Total                                          11.5%        819,703
                                                                     -----------
             TOTAL INVESTMENTS IN SECURITIES
             (Cost $6,167,743)                              92.4%    $ 6,577,468
                                                                     -----------

             Short-Term Investments
--------------------------------------------------------------------------------
             Highmark California
             Tax-Exempt Fund,
             variable rate - 3.331%                          6.2%    $   438,815
                                                                     -----------

             TOTAL INVESTMENTS                              98.6%      7,016,283
             OTHER ASSETS AND LIABILITIES - NET              1.4%         97,192
                                                           ------    -----------
             TOTAL NET ASSETS                              100.0%    $ 7,113,475
                                                           ======    ===========

   The accompanying notes are an integral part of these financial statements.

CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
Investments in securities, at market value
   (identified cost $6,167,743) (Note 1)                            $  6,577,468
Temporary investments in short-term securities
   (at cost, which approximates market)                                  438,815
Receivables:
 Interest                                                                102,623
Other assets                                                                 618
                                                                     -----------
      Total assets                                                     7,119,524
                                                                     -----------
Liabilities:
Accounts payable and accrued expenses                                      6,049
                                                                     -----------
      Total liabilities                                                    6,049
                                                                     -----------
NET ASSETS (equivalent to $16.73
   per share based on 425,243.702
shares of capital stock outstanding)                                $  7,113,475
                                                                     ===========


Net assets consist of:
Undistributed net investment income                                 $      1,384
Unrealized appreciation on investments                                   409,725
Accumulated net realized gain                                             43,342
Capital paid-in                                                        6,659,024
                                                                     -----------
      Total Net Assets                                              $  7,113,475
                                                                     -----------


Computation of net asset value and offering price per share:
Net asset value and offering price per share
   ($7,113,475 divided by 425,243.702 shares)                       $      16.73
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
Interest                                                            $    177,347
                                                                     -----------
   Total investment income                                               177,347
                                                                     -----------

Expenses:
Investment advisory fees (Note 5)                                         17,075
Transfer agent fees (Note 5)                                               4,296
Fund administration expense (Note 5)                                       2,950
Reports to shareholders                                                    1,969
Registration fees and expenses                                               830
Professional fees                                                          2,766
Custody fees                                                                 298
Trustee fees and expenses                                                    817
Other expenses                                                             2,734
                                                                     -----------
   Subtotal of expenses before fee waiver                                 33,735
Fees waived by Parnassus Investments (Note 5)                           (10,246)
                                                                     -----------
   Total expenses                                                         23,489
      Net Investment Income                                              153,858
                                                                     -----------
Realized and Unrealized Gain (Loss) on Investments:
Realized gain from security transactions:
   Proceeds from sales                                                   634,779
   Cost of securities sold                                               587,530
                                                                     -----------
      Net realized gain                                                   47,249
                                                                     -----------
Unrealized appreciation (depreciation) of investments:
   Beginning of year                                                     454,720
   End of period                                                         409,725
                                                                     -----------
      Unrealized depreciation during the year                           (44,995)
                                                                     -----------
Net Realized and Unrealized Gain on Investments                            2,254
                                                                     -----------

Net Increase in Net Assets Resulting from Operations                $    156,112
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

CALIFORNIA TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1997

                                                   JUNE 30, 1998         1997
                                                   -------------     -----------
From Operations:
Net investment income                              $   153,858      $    290,227
Net realized gain from security transactions            47,249            29,479
Net unrealized appreciation
   (depreciation)  during the period                   (44,995)          246,191
                                                   -------------     -----------
Increase in net assets resulting from operations       156,112           565,897

Dividends to shareholders:
   From net investment income                         (156,108)        (286,574)

Increase in Net Assets from
   Capital Share Transactions                          593,716           405,391
                                                   -------------     -----------
INCREASE IN NET ASSETS                                 593,720           684,714

Net Assets:
Beginning of year                                    6,519,755         5,835,041
                                                   -------------     -----------
End of period
   (including undistributed net investment
   income of $1,384 in 1998 and $3,633 in 1997)    $ 7,113,475      $  6,519,755
                                                   =============     ===========

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   Significant Accounting Policies

     The Parnassus Income Trust (the Fund), organized on August 8, 1990 as a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company comprised of three separate portfolios, each offering separate shares. The Fund began operations on June 1, 1992. The following is a summary of significant accounting policies of the fund.

     Securities valuation: The Fund's investments are valued each business day using independent pricing services ("Services") approved by the Board of Trustees. Investments are valued at the mean between the "bid" and "ask" prices where such quotes are readily available and are representative of the actual market for such securities. Other investments are carried at fair value as determined using the Services based on methods which include consideration of (1) yields or prices of securities of comparable quality, coupon, maturity and type (2) indications as to values from dealers and (3) general market conditions.


     Federal income taxes: The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders; therefore, no federal income tax provision is required. As of December 31, 1997 the California Tax-Exempt Fund has available for federal income tax purposes an unused capital loss carryover of $5,760 which will expire in 2002.

     Security transactions: In accordance with industry practice, securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in, first-out for both financial statement and federal income tax purposes.

     Dividends to shareholders: Distributions to shareholders are recorded on the record date. The Equity Income Fund pays income dividends quarterly and capital gain dividends once a year, generally in December. The Fixed-Income and California Tax-Exempt Funds pay income dividends monthly and capital gain dividends annually.

     Investment income and expenses: Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Interest income, adjusted for amortization of premium and, when appropriate, discount on investments, is earned from settlement date and recognized on the accrual basis.

     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   Dividends To Shareholders

     Equity Income Fund: The Fund paid income dividends totaling $639,505 (aggregate of $0.328 per share) during the six months ended June 30, 1998.

     Fixed-Income Fund: The Fund paid income dividends totaling $244,667 (aggregate of $0.399 per share) during the six months ended June 30, 1998.

     California Tax-Exempt Fund: The Fund paid income dividends totaling $156,108 (aggregate of $0.382 per share) during the six months ended June 30, 1998.


3.   Capital Stock

     Equity Income Fund: As of June 30, 1998, there were an unlimited number of shares of no par value capital stock authorized and capital paid-in aggregated $35,803,318. Transactions in capital stock (shares) were as follows:

                                                                    SIX MONTHS ENDED                           YEAR ENDED
                                                                       JUNE 30, 1998                              1997
                                                         ------------------------------------------------------------------
                                                            Shares            Amount              Shares          Amount
                                                         -----------   --------------          -----------   --------------
     Shares sold                                           186,656      $  3,902,116             243,713     $  4,709,089
     Shares issued through dividend reinvestment            26,574           558,791             124,257        2,482,385
     Shares repurchased                                   (104,711)       (2,191,673)           (287,159)      (5,528,406)
                                                         -----------   --------------          -----------   --------------
     NET INCREASE                                          108,519      $  2,269,234              80,811     $  1,663,068
                                                         ===========   ==============          ===========   ==============


     Fixed-Income Fund: As of June 30, 1998, there were an unlimited number of shares of no par value capital stock authorized and capital paid-in aggregated $9,930,355. Transactions in capital stock (shares) were as follows:

                                                                    SIX MONTHS ENDED                           YEAR ENDED
                                                                       JUNE 30, 1998                              1997
                                                           -----------------------------------------------------------------
                                                            Shares            Amount              Shares          Amount
                                                         -----------   --------------          -----------   --------------
     Shares sold                                           104,755       $ 1,689,887             154,187     $  2,410,292
     Shares issued through dividend reinvestment            10,843           174,480              24,386          379,889
     Shares repurchased                                    (76,441)       (1,232,892)           (117,962)      (1,838,078)
                                                         -----------   --------------          -----------   --------------
     NET INCREASE                                           39,157       $   631,475              60,611     $    952,103
                                                         ===========   ==============          ===========   ==============

     California Tax-Exempt Fund: As of June 30, 1998, there were an unlimited number of shares of no par value capital stock authorized and capital paid-in aggregated $6,659,024. Transactions in capital stock (shares) were as follows:

                                                                    SIX MONTHS ENDED                           YEAR ENDED
                                                                       JUNE 30, 1998                              1997
                                                         ------------------------------------------------------------------
                                                            Shares            Amount              Shares          Amount
                                                         -----------   --------------          -----------   --------------
     Shares sold                                            42,895         $  719,069              72,701     $  1,163,383
     Shares issued through dividend reinvestment             6,627            110,745              12,758          206,661
     Shares repurchased                                    (14,133)          (236,098)            (59,924)        (964,653)
                                                         -----------   --------------          -----------   --------------
     NET INCREASE                                           35,389     $     593,716              25,535    $     405,391
                                                         ===========   ==============          ===========   ==============

4.   Purchases of Securities

     Equity Income Fund: Purchases of securities for the six months ended June 30, 1998 were $30,821,692. For federal income tax purposes, the aggregate cost of securities and unrealized depreciation at June 30, 1998 were the same as for financial statement purposes. Of the $159,291 of net unrealized depreciation at June 30, 1998, $391,991 related to appreciation of securities and $551,282 related to depreciation of securities.

     Fixed-Income Fund: Purchases of securities for the six months ended June 30, 1998 were $2,038,830. For federal income tax purposes, the aggregate cost of securities and unrealized appreciation June 30, 1998 were the same as for financial statement purposes. Of the $195,695 of net unrealized appreciation June 30, 1998, $195,695 related to appreciation of securities and $0 related to depreciation of securities.

     California Tax-Exempt Fund: Purchases of securities for the six months ended June 30, 1998 were $845,301. For federal income tax purposes, the aggregate cost of securities and unrealized appreciation June 30, 1998 were the same as for financial statement purposes. Of the $409,725 of net unrealized appreciation June 30, 1998, $409,725 related to appreciation of securities and $0 related to depreciation of securities.

5.   Investment Advisory Agreement and Transactions with Affiliates

     Under terms of an agreement which provides for furnishing investment management and advice to the Fund, Parnassus Investments is entitled to receive fees computed monthly, based on the Fund's average daily net assets for the month, at the following annual rates:

     Equity Income Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000 and 0.65% of the amount above $100,000,000.

     Fixed-Income Fund and California Tax-Exempt Fund: 0.50% of the first $200,000,000, 0.45% of the next $200,000,000 and 0.40% of the amount above
     $400,000,000.

     However, the following were actually charged in 1998. For the Equity Income Fund, the investment advisory fee was 0.50%. Parnassus Investments received net advisory fees totaling $101,355 from the Equity Income Fund for the six months ended June 30, 1998. For the Fixed-Income Fund, the investment advisory fee was 0.10%. Parnassus Investments received net advisory fees totaling $4,898 from the Fixed Income Portfolio for the six months ended June 30, 1998. For the California Tax-Exempt Fund, the investment advisory fee was 0.20%. Parnassus Investments received net advisory fees totaling $6,829 from the California Tax-Exempt Fund for the six months ended June 30, 1998.

     Parnassus Investments has agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.25% of net assets for the Equity Income Fund and 1.00% of net assets for the Fixed-Income and California Tax-Exempt Funds.

     Under terms of a separate agreement which provides for furnishing transfer agent and fund administration services to the Fund, Parnassus Investments received fees paid by the Fund totaling $86,037 for the six months ended June 30, 1998. The transfer agent fee is $2.30 per month per account and the fund administration fee is $4,167 per month.

     Jerome L. Dodson is the President of the Fund and is the sole stockholder of Parnassus Investments.

6. Financial Highlights

   Selected data for each share of capital stock outstanding, total returns and ratios/supplemental data for the six months ended June 30, 1998 and years ended December 31, 1997, 1996, 1995, 1994, 1993 and seven month period ended December 31, 1992 are as follows:

---------------------------------------------------------------------------------------------------------------------------
                                           JUNE 30, 1998
     Equity Income Fund                      (UNAUDITED)       1997       1996       1995       1994       1993      1992
---------------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of period       $20.68     $18.56     $19.58     $15.70     $17.46     $16.17   $   .--
                                                  ------     ------     ------     ------     ------     ------   -------
     INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                        0.36       0.79       0.98       0.88       0.80       1.20      0.17
       Net realized and unrealized
          gain (loss) on securities                 0.02       2.86       0.37       3.93      (1.75)      1.36     16.15
                                                  ------     ------     ------     ------     ------     ------   -------
            Total from investment operations        0.38       3.65       1.35       4.81      (0.95)      2.56     16.32
                                                  ------     ------     ------     ------     ------     ------   -------
     DISTRIBUTIONS:
       Dividends from net investment income        (0.33)     (0.79)     (0.97)     (0.90)     (0.81)     (1.21)    (0.15)
       Distributions from net realized gain
          on securities                             0.00      (0.74)     (1.40)     (0.03)       .--      (0.06)      .--
                                                  ------     ------     ------     ------     ------     ------   -------
            Total distributions                    (0.33)     (1.53)     (2.37)     (0.93)     (0.81)     (1.27)    (0.15)
                                                  ------     ------     ------     ------     ------     ------   -------
     Net asset value at end of period             $20.73     $20.68     $18.56     $19.58     $15.70     $17.46    $16.17
                                                  ------     ------     ------     ------     ------     ------   -------
     TOTAL RETURN*                                 1.81%     20.15%      7.09%     31.13%     (5.39%)    15.91%      8.58
     RATIOS / SUPPLEMENTAL DATA:
       Ratio of expenses to average
          net assets (actual)**                    1.04%      1.05%      0.80%      0.72%      0.83%      0.81%      .--%
       Decrease reflected in the above expense
          ratios due to undertakings by
          Parnassus Investments                    0.24%      0.30%      0.60%      0.82%      0.88%      1.24%     1.14%
       Ratio of net investment income to
          average net assets                       3.50%      4.04%      4.56%      4.76%      5.15%      4.94%     2.44%
       Portfolio turnover rate                   111.31%     34.12%     47.80%     15.36%      6.50%     33.40%
     Net assets, end of period (000's)          $ 41,205    $38,847    $33,362   $26,779    $17,087    $11,542    $ 3,241


---------------------------------------------------------------------------------------------------------------------------
                                           JUNE 30, 1998
     Fixed-Income Fund                       (UNAUDITED)       1997       1996       1995       1994       1993      1992
---------------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of period       $16.04     $15.43     $15.73     $13.79     $15.89    $15.33    $   .--
                                                  ------     ------     ------     ------     ------     ------   -------
     INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                        0.39       0.90       0.92       0.95       1.02       1.03      0.36
       Net realized and unrealized
          gain (loss) on securities                 0.11       0.67      (0.31)      1.95      (2.08)      0.57     15.32
                                                  ------     ------     ------     ------     ------     ------   -------
            Total from investment operations        0.50       1.57       0.61       2.90      (1.06)      1.60     15.68
                                                  ------     ------     ------     ------     ------     ------   -------
     DISTRIBUTIONS:
       Dividends from net investment income        (0.40)     (0.89)     (0.91)     (0.96)     (1.04)     (1.03)    (0.35)
       Distributions from net realized gain
          on securities                             0.00      (0.07)       .--        .--        .--      (0.01)      .--
                                                  ------     ------     ------     ------     ------     ------   -------
            Total distributions                    (0.40)     (0.96)     (0.91)     (0.96)     (1.04)     (1.04)    (0.35)
                                                  ------     ------     ------     ------     ------     ------   -------
     Net asset value at end of period             $16.14     $16.04     $15.43     $15.73     $13.79     $15.89    $15.33
                                                  ------     ------     ------     ------     ------     ------   -------
     TOTAL RETURN*                                 3.15%     10.60%      4.08%     21.58%     (6.76%)    10.59%     2.87%
     RATIOS / SUPPLEMENTAL DATA:
       Ratio of expenses to average
          net assets (actual)**                    0.82%      0.82%      0.83%      0.90%      0.81%      0.68%      .--%
       Decrease reflected in the above expense
          ratios due to undertakings by
          Parnassus Investments                    0.40%      0.43%      0.50%      0.73%      0.98%      1.00%     1.18%
       Ratio of net investment income to
          average net assets                       4.90%      5.79%      5.98%      6.20%      7.00%      6.43%     3.20%
       Portfolio turnover rate                    52.30%     17.15%      2.80%     12.10%      5.20%     10.90%    15.29%
     Net assets, end of period (000's)           $10,380   $  9,683   $  8,384    $ 6,585    $ 4,545    $ 4,160   $ 2,093

---------------------------------------------------------------------------------------------------------------------------
                                           JUNE 30, 1998
     California Tax-Exempt Fund              (UNAUDITED)       1997       1996       1995       1994       1993      1992
---------------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of period       $16.72     $16.02     $16.06     $14.28     $16.10    $15.06    $   .--
                                                  ------     ------     ------     ------     ------     ------   -------
     INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                        0.38       0.74       0.80       0.82       0.80       0.77      0.19
       Net realized and unrealized
          gain (loss) on securities                 0.01       0.71      (0.06)      1.78      (1.81)      1.16     15.05
                                                  ------     ------     ------     ------     ------     ------   -------
            Total from investment operations        0.39       1.45       0.74       2.60      (1.01)      1.93     15.24
                                                  ------     ------     ------     ------     ------     ------   -------
     DISTRIBUTIONS:
       Dividends from net investment income        (0.38)     (0.75)     (0.78)     (0.82)     (0.81)     (0.78)    (0.18)
                                                  ------     ------     ------     ------     ------     ------   -------
       Distributions from net realized gain
          on securities                              .--        .--        .--        .--        .--      (0.11)      .--
                                                  ------     ------     ------     ------     ------     ------   -------
            Total distributions                    (0.38)     (0.75)     (0.78)     (0.82)     (0.81)     (0.89)    (0.18)
     Net asset value at end of period             $16.73     $16.72     $16.02     $16.06     $14.28     $16.10    $15.06
                                                  ------     ------     ------     ------     ------     ------   -------
     TOTAL RETURN*                                 2.37%      9.33%      4.78%     18.60%     (6.36%)    13.03%     1.70%
     RATIOS / SUPPLEMENTAL DATA:
       Ratio of expenses to average
          net assets (actual)**                    0.69%      0.67%      0.54%      0.50%      0.39%      0.48%      .--%
       Decrease reflected in the above expense
          ratios due to undertakings by
          Parnassus Investments                    0.30%      0.32%      0.46%      0.69%      0.87%      0.99%     2.10%
       Ratio of net investment income to
          average net assets                       4.51%      4.69%      4.96%      5.30%      5.37%      4.89%     2.10%
       Portfolio turnover rate                     9.50%     10.00%       .--%     13.10%     12.00%     20.46%      .--%
     Net assets, end of period (000's)          $  7,113   $  6,520   $  5,835    $ 4,483   $  3,902   $  3,256  $  1,061


*    1992 ratios reflect returns for seven months of operation and are not annualized.
**   Parnassus  Investments  has  agreed to a 1.25%  limit on  expenses  for the
     Equity  Income  Fund  and 1%  limit  for the  Fixed-Income  and  California
     Tax-Exempt Funds (See Note 5 for details). Certain fees were waived for the six month  period  ended June 30, 1998 and years ended  December  31, 1997,
     1996,  1995,  1994 and 1993.  All expenses were waived for the  seven-month period ended December 31, 1992; therefore,  the actual ratio of expenses to average net assets for each portfolio was 0%.

THE PARNASSUS INCOME TRUST

INVESTMENT ADVISER
Parnassus Investments
One Market-Steuart Tower #1600
San Francisco, California 94105

LEGAL COUNSEL
Richard D. Silberman, Esq.
465 California Street #1020
San Francisco, California 94104

AUDITORS
Deloitte & Touche llp
50 Fremont Street
San Francisco, California 94105

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

DISTRIBUTOR
Parnassus Investments
One Market-Steuart Tower #1600
San Francisco, California 94105

www.parnassus.com



This report must be preceded or accompanied by a current prospectus.